ActivePassive International Equity ETF
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Automobiles & Components - 2.7%
Bridgestone Corp. - ADR	3,351	$78,681
BYD Co. Ltd. - ADR (a)	255,264	3,198,458
Cie Generale des Etablissements Michelin SCA - ADR (a)	162,478	2,649,204
Denso Corp. - ADR	16,940	221,914
Geely Automobile Holdings Ltd. - ADR (b)	29,043	1,277,021
Hesai Group - ADR (a)(b)	9,732	187,146
Honda Motor Co. Ltd. - ADR	88,696	2,683,054
Isuzu Motors Ltd. - ADR	3,308	52,068
Li Auto, Inc. - ADR (a)(b)	41,390	761,162
Mercedes-Benz Group AG - ADR	126,438	2,130,480
NIO, Inc. - ADR (a)(b)	68,495	376,723
Niu Technologies - ADR (b)	19,543	67,814
Subaru Corp. - ADR	29,209	325,680
Sumitomo Electric Industries Ltd. - ADR (a)	11,528	452,359
Suzuki Motor Corp. - ADR	22,209	1,395,614
Toyota Motor Corp. - ADR (a)	43,496	8,780,538
Volkswagen AG - ADR (a)	21,227	243,898
Volkswagen AG - ADR	10,246	116,292
WeRide, Inc. - ADR (b)	5,516	45,452
XPeng, Inc. - ADR (a)(b)	44,227	965,475
ZEEKR Intelligent Technology Holding Ltd. - ADR (b)	1,597	42,656
		26,051,689

Banks - 13.0%
Agricultural Bank of China Ltd. - ADR	41,011	767,726
AIB Group PLC - ADR (a)	3,759	77,323
ANZ Group Holdings Ltd. - ADR (a)	7,623	174,414
Banco BBVA Argentina SA - ADR	2,875	46,172
Banco Bilbao Vizcaya Argentaria SA - ADR	199,276	4,294,398
Banco Bradesco SA - ADR	421,378	1,559,099
Banco de Chile - ADR	16,944	640,144
Banco do Brasil SA - ADR	156,551	670,038
Banco Santander Brasil SA - ADR	22,299	143,606
Banco Santander Chile - ADR	41,526	1,242,873
Banco Santander SA - ADR (a)	792,561	8,504,180
Bank Central Asia Tbk PT - ADR	10,651	133,457
Bank Mandiri Persero Tbk PT - ADR	10,803	125,315
Bank of China Ltd. - ADR	144,977	2,183,354
Bank Rakyat Indonesia Persero Tbk PT - ADR	15,160	165,699
Barclays PLC - ADR	321,518	7,327,395
BNP Paribas SA - ADR	140,483	6,028,126
CaixaBank SA - ADR	73,881	271,882
China Construction Bank Corp. - ADR	265,098	5,604,172
China Merchants Bank Co. Ltd. - ADR	20,823	700,902
Commerzbank AG - ADR	2,466	96,938
Commonwealth Bank of Australia - ADR (a)	33,171	3,316,437
Credit Agricole SA - ADR	29,359	280,672
DBS Group Holdings Ltd. - ADR	21,376	3,585,824
DNB Bank ASA - ADR	905	24,209
Erste Group Bank AG - ADR	20,522	1,115,986
Eurobank Ergasias Services and Holdings SA - ADR (a)	200,828	389,606
Grupo Cibest SA - ADR	50,526	3,186,170
Grupo Financiero Banorte SAB de CV - ADR	6,484	312,010
Grupo Financiero Galicia SA - ADR (a)	6,392	342,419
HDFC Bank Ltd. - ADR	276,966	10,197,888
HSBC Holdings PLC - ADR (a)	92,387	6,574,259
ICICI Bank Ltd. - ADR	136,215	4,253,994
Industrial & Commercial Bank of China Ltd. - ADR (a)	141,742	2,350,082
ING Groep NV - ADR (a)	102,723	2,664,635
Intesa Sanpaolo SpA - ADR (a)	112,248	4,526,962
Itau Unibanco Holding SA - ADR	543,795	4,241,601
Kasikornbank PCL - ADR	8,924	213,912
KB Financial Group, Inc. - ADR	30,491	2,594,479
KBC Group NV - ADR	1,077	66,397
Lloyds Banking Group PLC - ADR	547,640	2,792,964
Mitsubishi UFJ Financial Group, Inc. - ADR (a)	276,788	4,367,715
Mizuho Financial Group, Inc. - ADR (a)	332,884	2,363,476
National Australia Bank Ltd. - ADR (a)	33,365	441,419
NatWest Group PLC - ADR (b)	257,542	4,308,678
Nordea Bank Abp - ADR	22,811	407,404
Oversea-Chinese Banking Corp. Ltd. - ADR	4,860	139,288
Shinhan Financial Group Co. Ltd. - ADR	50,509	2,732,032
Societe Generale SA - ADR	236,315	3,308,410
Standard Bank Group Ltd. - ADR	34,317	527,795
Standard Chartered PLC - ADR	73,121	3,267,046
Sumitomo Mitsui Financial Group, Inc. - ADR	153,386	2,794,693
Svenska Handelsbanken AB - ADR	6,878	47,438
Swedbank AB - ADR	1,082	34,494
UniCredit SpA - ADR	48,525	1,811,438
United Overseas Bank Ltd. - ADR	28,564	1,501,609
Woori Financial Group, Inc. - ADR (a)	32,655	1,794,392
		123,635,046

Capital Goods - 9.5%
ABB Ltd. - ADR	61,781	4,433,405
Airbus SE - ADR	72,049	4,160,830
Alfa Laval AB - ADR	380	17,942
Alstom SA - ADR (b)	1,585,114	4,089,594
Ashtead Group PLC - ADR	2,413	623,109
Assa Abloy AB - ADR	229,618	4,360,446
Astra International Tbk PT - ADR	60,313	479,790
Atlas Copco AB - ADR	38,043	647,872
Atlas Copco AB - ADR	14,968	229,609
BAE Systems PLC - ADR	23,125	1,982,044
Bunzl PLC - ADR	6,985	99,746
Cie de Saint-Gobain SA - ADR	183,315	3,657,134
CK Hutchison Holdings Ltd. - ADR (a)	261,658	1,834,223
Daifuku Co. Ltd. - ADR	3,784	59,787
Daikin Industries Ltd. - ADR	131,912	1,713,537
Daimler Truck Holding AG - ADR (a)	49,377	1,049,261
Diploma PLC - ADR	135,028	2,449,408
Embraer SA - ADR	16,412	1,029,361
Epiroc AB - ADR	2,077	44,531
FANUC Corp. - ADR	244,018	3,914,049
Geberit AG - ADR	4,273	332,803
Hitachi Ltd. - ADR (a)	103,775	3,319,762
IMCD NV - ADR	17,461	782,951
ITOCHU Corp. - ADR	20,698	2,482,311
Jardine Matheson Holdings Ltd. - ADR	1,026	67,172
Kawasaki Heavy Industries Ltd. - ADR	1,611	40,855
Kingspan Group PLC - ADR	878	75,201
Komatsu Ltd. - ADR	48,867	1,604,792
Kone Oyj - ADR	27,992	949,349
Kubota Corp. - ADR	4,871	355,096
Legrand SA - ADR	20,965	635,239
Leonardo SpA - ADR	18,901	518,454
Marubeni Corp. - ADR	2,344	618,394
Mitsubishi Corp. - ADR	31,287	739,625
Mitsubishi Electric Corp. - ADR	44,712	2,418,025
Mitsubishi Heavy Industries Ltd. - ADR	74,089	1,874,452
Mitsui & Co. Ltd. - ADR	3,958	2,101,698
NIDEC CORP - ADR	116,586	359,085
Prysmian SpA - ADR	9,721	487,897
Rheinmetall AG - ADR (a)	6,547	2,222,314
Rolls-Royce Holdings PLC - ADR (a)	411,724	5,801,191
Saab AB - ADR (a)	12,261	308,977
Safran SA - ADR	25,072	2,095,016
Sandvik AB - ADR	2,286	69,138
Schneider Electric SE - ADR	64,379	3,453,289
Siemens AG - ADR	63,283	8,393,857
Siemens Energy AG - ADR (b)	16,751	2,239,274
SMC Corp. - ADR	156,049	2,743,341
Smiths Group PLC - ADR	5,286	174,279
Sumitomo Corp. - ADR	28,099	883,152
Techtronic Industries Co. Ltd. - ADR	4,657	273,459
Thales SA - ADR	4,853	247,406
VAT Group AG - ADR	30,012	1,318,727
Vestas Wind Systems AS - ADR	31,978	252,306
Vinci SA - ADR	32,779	1,161,688
Volvo AB - ADR (a)	67,995	2,037,130
		90,313,383

Commercial & Professional Services - 2.2%
Brambles Ltd. - ADR	56,273	1,779,521
Bureau Veritas SA - ADR	641	40,941
Computershare Ltd. - ADR	73,831	1,729,860
Experian PLC - ADR	68,378	3,009,316
Kanzhun Ltd. - ADR	41,246	911,537
Recruit Holdings Co. Ltd. - ADR	319,943	3,266,618
RELX PLC - ADR (a)	163,182	6,561,548
Rentokil Initial PLC - ADR (a)	54,389	1,503,856
Secom Co. Ltd. - ADR	6,452	55,939
SGS SA - ADR (a)	10,040	114,757
Wolters Kluwer NV - ADR	17,998	1,917,687
		20,891,580

Consumer Discretionary Distribution & Retail - 4.7%
Alibaba Group Holding Ltd. - ADR (a)	147,865	23,259,164
ATRenew, Inc. - ADR (b)	96,652	438,800
Baozun, Inc. - ADR (b)	27,128	77,586
Fast Retailing Co. Ltd. - ADR	63,747	2,328,678
Industria de Diseno Textil SA - ADR (a)	159,928	2,246,988
JD.com, Inc. - ADR (a)	107,024	3,192,526
LuxExperience BV - ADR (b)	7,862	73,981
MINISO Group Holding Ltd. - ADR	1,266	25,155
Naspers Ltd. - ADR	27,515	346,139
Nitori Holdings Co. Ltd. - ADR	5,573	48,151
Pan Pacific International Holdings Corp. - ADR	5,963	71,914
PDD Holdings, Inc. - ADR (b)	46,728	5,424,186
Prosus NV - ADR (a)	309,031	3,884,520
Sea Ltd. - ADR (b)	10,454	1,453,211
Ultrapar Participacoes SA - ADR	97,479	400,639
Vipshop Holdings Ltd. - ADR	79,446	1,560,319
Wesfarmers Ltd. - ADR	2,654	71,048
		44,903,005

Consumer Durables & Apparel - 3.4%
adidas AG - ADR	7,127	662,312
ANTA Sports Products Ltd. - ADR	2,046	560,256
Asics Corp. - ADR	2,866	69,085
Berkeley Group Holdings PLC - ADR (a)	71,359	712,869
Cie Financiere Richemont SA - ADR (a)	206,208	4,371,610
Haier Smart Home Co. Ltd. - ADR	50,058	682,291
Hermes International SCA - ADR	8,750	2,133,950
Kering SA - ADR (a)	190,137	6,466,559
LVMH Moet Hennessy Louis Vuitton SE - ADR	51,340	7,611,669
Panasonic Holdings Corp. - ADR	50,371	628,882
Sekisui House Ltd. - ADR	41,917	939,150
Shimano, Inc. - ADR (a)	78,971	824,457
Sony Group Corp. - ADR (a)	220,309	6,466,069
Viomi Technology Co. Ltd. - ADR	26,010	64,765
		32,193,924

Consumer Services - 2.2%
Amadeus IT Group SA - ADR	6,375	468,072
Atour Lifestyle Holdings Ltd. - ADR	14,359	550,955
Carnival Corp. (b)	80,896	2,085,499
Carnival PLC - ADR (b)	41,736	994,569
Compass Group PLC - ADR	57,376	1,803,901
Evolution AB - ADR	3,208	219,170
Galaxy Entertainment Group Ltd. - ADR	1,062	27,421
Here Group Ltd. - ADR (a)(b)	15,677	79,012
InterContinental Hotels Group PLC - ADR (a)	27,137	3,641,243
Luckin Coffee, Inc. - ADR (b)	21,123	768,877
Meituan - ADR (a)(b)	151,930	3,919,794
Melco Resorts & Entertainment Ltd. - ADR (b)	57,582	524,572
New Oriental Education & Technology Group, Inc. - ADR	5,989	306,277
Oriental Land Co. Ltd. - ADR	19,930	382,656
Pearson PLC - ADR (a)	122,860	1,618,066
TAL Education Group - ADR (b)	21,303	234,333
Trip.com Group Ltd. - ADR	42,090	2,942,933
Youdao, Inc. - ADR (b)	13,112	132,038
		20,699,388

Consumer Staples Distribution & Retail - 0.7%
Carrefour SA - ADR	5,384	16,529
Clicks Group Ltd. - ADR	49,949	2,021,686
DingDong Cayman Ltd. - ADR (b)	92,076	158,371
J Sainsbury PLC - ADR (a)	2,837	49,165
Koninklijke Ahold Delhaize NV - ADR	32,644	1,351,135
Marks & Spencer Group PLC - ADR	2,744	25,190
Seven & i Holdings Co. Ltd. - ADR	32,081	440,472
Tesco PLC - ADR	148,422	2,681,985
Wal-Mart de Mexico SAB de CV - ADR	8,150	273,188
		7,017,721

Energy - 2.9%
BP PLC - ADR	143,021	5,163,058
Ecopetrol SA - ADR (a)	142,903	1,403,307
Eni SpA - ADR (a)	95,247	3,564,143
Equinor ASA - ADR (a)	84,043	1,925,425
Inpex Corp. - ADR	40,416	850,757
Petroleo Brasileiro SA - Petrobras - ADR	147,188	1,845,737
Petroleo Brasileiro SA - Petrobras - ADR	257,849	3,065,825
Repsol SA - ADR	8,374	155,505
Shell PLC - ADR	85,412	6,300,843
Tenaris SA - ADR (a)	23,676	952,249
Vista Energy SAB de CV - ADR (b)	1,223	60,123
Woodside Energy Group Ltd. - ADR (a)	68,078	1,113,756
YPF SA - ADR (a)(b)	16,700	614,894
		27,015,622

Financial Services - 2.5%
3i Group PLC - ADR	202,848	2,127,875
Adyen NV - ADR (b)	68,926	1,069,731
AMTD IDEA Group - ADR (b)	4,409	4,718
Deutsche Bank AG (a)	114,312	4,066,078
Deutsche Boerse AG - ADR	34,353	925,470
FinVolution Group - ADR	155,631	776,599
Futu Holdings Ltd. - ADR	2,117	359,170
Hong Kong Exchanges & Clearing Ltd. - ADR	73,011	3,890,026
Kaspi.KZ JSC - ADR	4,544	351,297
LexinFintech Holdings Ltd. - ADR	84,024	276,439
London Stock Exchange Group PLC - ADR (a)(b)	94,866	2,826,058
Lufax Holding Ltd. - ADR (b)	91,580	228,950
Macquarie Group Ltd. - ADR	1,655	213,536
Nomura Holdings, Inc. - ADR	197,196	1,494,746
ORIX Corp. - ADR	58,917	1,611,380
Qfin Holdings, Inc. - ADR	27,818	543,285
Qudian, Inc. - ADR (b)	28,362	136,988
Sony Financial Group, Inc. - ADR (b)	406	1,904
UBS Group AG	61,356	2,368,342
Up Fintech Holding Ltd. - ADR (b)	14,393	126,946
Wise PLC - ADR (b)	693	8,254
X Financial - ADR	26,786	184,288
		23,592,080

Food, Beverage & Tobacco - 3.8%
Ambev SA - ADR (a)	952,997	2,420,612
Anheuser-Busch InBev SA/NV - ADR (a)	51,035	3,140,183
Associated British Foods PLC - ADR	11,386	325,070
British American Tobacco PLC - ADR	137,877	8,087,865
Carlsberg AS - ADR (a)	1,332	33,207
Cia Cervecerias Unidas SA - ADR	61,260	819,659
Coca-Cola Femsa SAB de CV - ADR	13,917	1,220,660
Danone SA - ADR (a)	84,501	1,510,033
Diageo PLC - ADR (a)	38,867	3,560,606
Embotelladora Andina SA - ADR	18,568	504,864
Embotelladora Andina SA - ADR	1,382	31,275
Fomento Economico Mexicano SAB de CV - ADR	2,571	246,662
Heineken Holding NV - ADR	414	14,784
Heineken NV - ADR (a)	59,679	2,428,040
Imperial Brands PLC - ADR (a)	41,768	1,770,545
Japan Tobacco, Inc. - ADR	1,802	33,950
Kerry Group PLC - ADR	414	38,291
MBRF Global Foods Co. SA - ADR (a)	80,231	292,843
Nestle SA - ADR	76,738	7,641,570
Orkla ASA - ADR (a)	3,646	39,202
Pernod Ricard SA - ADR	65,077	1,173,338
RLX Technology, Inc. - ADR	21,486	53,930
Suntory Beverage & Food Ltd. - ADR	1,555	24,538
WH Group Ltd. - ADR	42,435	893,341
Wilmar International Ltd. - ADR	1,947	49,084
		36,354,152

Health Care Equipment & Services - 2.0%
Brainsway Ltd. - ADR (b)	16,394	286,731
Coloplast AS - ADR	123,400	1,134,046
EssilorLuxottica SA - ADR	34,981	6,269,295
Fresenius Medical Care AG - ADR (a)	38,799	928,072
Fresenius SE & Co. KGaA - ADR	2,905	39,886
Hoya Corp. - ADR	20,921	3,148,192
Koninklijke Philips NV (a)	84,212	2,371,410
M3, Inc. - ADR (a)	220,300	1,804,257
Siemens Healthineers AG - ADR (a)	2,142	53,207
Smith & Nephew PLC - ADR (a)	52,556	1,749,064
Sonova Holding AG - ADR	6,080	303,209
Terumo Corp. - ADR	51,787	802,181
		18,889,550

Household & Personal Products - 2.0%
Beiersdorf AG - ADR (a)	2,661	57,158
Henkel AG & Co. KGaA - ADR	112,144	2,101,489
Henkel AG & Co. KGaA - ADR	9,971	201,873
Kao Corp. - ADR	63,738	513,346
L'Oreal SA - ADR (a)	38,065	3,316,603
Reckitt Benckiser Group PLC - ADR	280,747	4,371,231
Unicharm Corp. - ADR	33,954	97,448
Unilever PLC - ADR (a)	130,386	7,900,088
Yatsen Holding Ltd. - ADR (b)	13,041	81,637
		18,640,873

Insurance - 3.9%
Aegon Ltd.	47,908	384,222
AIA Group Ltd. - ADR (a)	124,065	5,175,992
Allianz SE - ADR	177,237	7,638,915
Aon PLC - Class A	7,454	2,638,120
Aviva PLC - ADR	1,710	30,028
AXA SA - ADR	15,779	714,473
Generali - ADR	704	13,919
Gjensidige Forsikring ASA - ADR	80,527	2,270,056
MS&AD Insurance Group Holdings, Inc. - ADR	60,177	1,335,328
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen - ADR	133,034	1,680,219
NN Group NV - ADR	1,785	64,706
Ping An Insurance Group Co. of China Ltd. - ADR (a)	150,281	2,200,114
Prudential PLC - ADR (a)	128,692	3,755,232
Sanlam Ltd. - ADR	35,655	382,222
Sompo Holdings, Inc. - ADR	152,241	2,405,408
Swiss Re AG - ADR	26,069	1,149,903
Tokio Marine Holdings, Inc. - ADR	67,512	2,381,148
Zurich Insurance Group AG - ADR	80,503	2,900,523
		37,120,528

Materials - 5.2%
Air Liquide SA - ADR	127,165	4,866,605
Akzo Nobel NV - ADR	107,803	2,330,162
Anglo American PLC - ADR	56,796	1,074,012
Anhui Conch Cement Co. Ltd. - ADR	29,697	446,049
ArcelorMittal SA (a)	49,989	2,155,526
Barrick Mining Corp. (a)	13,835	571,939
BASF SE - ADR	83,964	1,091,532
BHP Group Ltd. - ADR (a)	81,113	4,439,315
Cemex SAB de CV - ADR	247,087	2,666,069
Cia de Minas Buenaventura SAA - ADR	50,542	1,252,431
DRDGOLD Ltd. - ADR	19,034	574,446
Fortescue Ltd. - ADR (a)	35,783	1,004,071
Gerdau SA - ADR	125,981	453,532
Givaudan SA - ADR	14,589	1,229,050
Glencore PLC - ADR	161,753	1,541,506
Gold Fields Ltd. - ADR (a)	62,213	2,668,316
Harmony Gold Mining Co. Ltd. - ADR (a)	54,455	1,070,585
Heidelberg Materials AG - ADR (a)	40,454	2,080,549
Holcim AG (b)	108,463	2,028,258
Impala Platinum Holdings Ltd. - ADR	38,346	479,325
IperionX Ltd. - ADR (a)(b)	2,273	76,827
Lynas Rare Earths Ltd. - ADR (a)(b)	16,294	156,422
Nippon Steel Corp. - ADR (a)	132,657	535,934
Nitto Denko Corp. - ADR	2,324	57,333
Norsk Hydro ASA - ADR	8,226	59,392
Nova Minerals Ltd. - ADR (b)	6,647	63,479
Novonesis Novozymes B - ADR (a)	1,649	103,013
POSCO Holdings, Inc. - ADR	11,054	586,746
Rio Tinto PLC - ADR (a)	38,031	2,736,330
Sasol Ltd. - ADR (a)(b)	96,306	625,989
Shin-Etsu Chemical Co. Ltd. - ADR	136,712	2,043,844
Sibanye Stillwater Ltd. - ADR (a)(b)	44,187	589,013
Sika AG - ADR	3,053	60,053
Smurfit WestRock PLC	44,707	1,595,593
Suzano SA - ADR (a)	42,471	380,115
Symrise AG - ADR	3,007	62,215
Ternium SA - ADR	15,388	566,740
UPM-Kymmene Oyj - ADR	5,113	139,534
Vale SA - ADR	324,561	4,092,714
Valterra Platinum Ltd. - ADR	31,443	361,280
Zijin Mining Group Co. Ltd. - ADR	653	51,966
		48,967,810

Media & Entertainment - 5.4%
Auto Trader Group PLC - ADR	771,940	1,582,477
Baidu, Inc. - ADR (a)(b)	17,465	2,041,484
Bilibili, Inc. - ADR (a)(b)	9,800	260,778
Criteo SA - ADR (b)	31,959	635,345
DouYu International Holdings Ltd. - ADR	11,392	81,225
Hello Group, Inc. - ADR	54,441	378,909
JOYY, Inc. - ADR	21,207	1,338,586
LY Corp. - ADR	4,947	26,466
NetEase, Inc. - ADR	26,840	3,705,262
Nintendo Co. Ltd. - ADR (a)	169,899	3,595,063
Publicis Groupe SA - ADR (a)	16,267	397,403
Sohu.com Ltd. - ADR (b)	8,250	127,215
Tencent Holdings Ltd. - ADR	416,518	32,921,583
Tencent Music Entertainment Group - ADR	44,046	812,649
Universal Music Group NV - ADR	156,407	1,997,317
Weibo Corp. - ADR (a)	84,267	837,614
WPP PLC - ADR	15,141	303,880
Yalla Group Ltd. - ADR (b)	64,823	459,595
Zhihu, Inc. - ADR (b)	26,808	98,921
		51,601,772

Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
Argenx SE - ADR (b)	4,209	3,838,524
Ascendis Pharma AS - ADR (a)(b)	2,939	624,038
Astellas Pharma, Inc. - ADR	18,072	226,804
AstraZeneca PLC - ADR	141,949	13,161,511
AstraZeneca PLC (b)(c)	14,065	2,813
Bayer AG - ADR	83,033	731,106
Belite Bio, Inc. - ADR (a)(b)	3,051	419,329
BeOne Medicines Ltd. - ADR (a)(b)	6,479	2,206,812
Chugai Pharmaceutical Co. Ltd. - ADR	34,777	929,241
CSL Ltd. - ADR	32,738	1,999,431
Daiichi Sankyo Co. Ltd. - ADR	30,190	742,674
Dr Reddy's Laboratories Ltd. - ADR (a)	120,340	1,690,777
Galapagos NV - ADR (a)(b)	13,886	434,909
Genmab AS - ADR (a)(b)	37,221	1,204,472
Grifols SA - ADR	44,541	394,188
GSK PLC - ADR (a)	80,036	3,830,523
Haleon PLC - ADR (a)	302,885	2,962,215
Lonza Group AG - ADR	4,098	280,836
Merck KGaA - ADR	21,211	572,483
Mesoblast Ltd. - ADR (a)(b)	3,893	67,076
NovaBridge Biosciences - ADR (a)(b)	8,193	31,461
Novartis AG - ADR	54,107	7,055,553
Novo Nordisk AS - ADR (a)	188,754	9,315,010
Otsuka Holdings Co. Ltd. - ADR	3,005	85,132
Roche Holding AG - ADR (a)	268,007	12,818,775
Sandoz Group AG - ADR	13,808	979,539
Sanofi SA - ADR	120,881	6,029,544
Sartorius AG - ADR (a)	20,171	1,172,339
Shionogi & Co. Ltd. - ADR	2,065	17,730
Takeda Pharmaceutical Co. Ltd. - ADR (a)	184,571	2,661,514
Teva Pharmaceutical Industries Ltd. - ADR (b)	31,234	839,882
UCB SA - ADR (a)	4,813	670,877
Wuxi Biologics Cayman, Inc. - ADR (b)	27,039	219,016
Zai Lab Ltd. - ADR (b)	7,936	161,974
		78,378,108

Real Estate Management & Development - 0.5%
Corp. Inmobiliaria Vesta SAB de CV - ADR	5,091	158,585
Daiwa House Industry Co. Ltd. - ADR	44,270	1,510,050
IRSA Inversiones y Representaciones SA - ADR	32,209	497,629
KE Holdings, Inc. - ADR	38,293	659,788
Mitsubishi Estate Co. Ltd. - ADR	1,917	45,184
Mitsui Fudosan Co. Ltd. - ADR (a)	1,994	70,169
Sun Hung Kai Properties Ltd. - ADR	107,451	1,367,851
Vonovia SE - ADR	3,194	48,325
		4,357,581

Semiconductors & Semiconductor Equipment - 12.4%
Advantest Corp. - ADR (a)	22,333	2,965,599
ARM Holdings PLC - ADR (b)	2,340	317,211
ASE Technology Holding Co. Ltd. - ADR (a)	102,643	1,534,513
ASM International NV	562	310,398
ASML Holding NV	13,633	14,450,980
Disco Corp. - ADR	24,263	676,283
Himax Technologies, Inc. - ADR (a)	70,360	531,922
Infineon Technologies AG - ADR	92,489	3,906,735
Lasertec Corp. - ADR	1,353	48,870
Renesas Electronics Corp. - ADR	543,962	3,198,497
Silicon Motion Technology Corp. - ADR	4,343	386,353
STMicroelectronics NV (a)	4,318	99,271
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	292,040	85,132,580
Tokyo Electron Ltd. - ADR	27,048	2,770,797
United Microelectronics Corp. - ADR (a)	218,529	1,630,226
		117,960,235

Software & Services - 3.1%
Accenture PLC - Class A	7,142	1,785,500
Agora, Inc. - ADR (b)	25,696	92,763
Alarum Technologies Ltd. - ADR (b)	3,224	29,532
Capgemini SE - ADR	88,198	2,755,923
Check Point Software Technologies Ltd. (b)	10,913	2,038,221
Dassault Systemes SE - ADR	10,799	300,968
Fujitsu Ltd. - ADR (a)	74,080	1,963,120
GDS Holdings Ltd. - ADR (a)(b)	17,333	588,802
Infosys Ltd. - ADR (a)	142,474	2,490,446
Kingsoft Cloud Holdings Ltd. - ADR (a)(b)	12,337	152,485
Materialise NV - ADR (b)	26,293	158,547
Nice Ltd. - ADR (a)(b)	6,790	720,215
Nomura Research Institute Ltd. - ADR	5,093	203,465
Opera Ltd. - ADR (a)	18,904	257,473
Pony AI, Inc. - ADR (b)	6,666	91,124
Sage Group PLC - ADR	1,791	102,732
SAP SE - ADR (a)	50,216	12,139,718
TOTVS SA - ADR	108,160	1,734,886
Tuya, Inc. - ADR	153,757	345,953
Vnet Group, Inc. - ADR (a)(b)	37,687	336,922
Wipro Ltd. - ADR (a)	226,867	617,078
Xunlei Ltd. - ADR (b)	34,328	248,191
		29,154,064

Technology Hardware & Equipment - 1.8%
Canon, Inc. - ADR	13,707	403,123
FUJIFILM Holdings Corp. - ADR	69,546	744,838
Halma PLC - ADR	21,832	2,093,034
Hexagon AB - ADR	267,074	3,122,095
Lenovo Group Ltd. - ADR	31,691	791,324
LG Display Co. Ltd. - ADR (b)	28,186	122,045
Logitech International SA	15,856	1,787,447
Murata Manufacturing Co. Ltd. - ADR	141,921	1,460,367
Nokia Oyj - ADR (a)	216,466	1,316,113
TDK Corp. - ADR	73,134	1,203,786
Telefonaktiebolaget LM Ericsson - ADR (a)	140,709	1,350,806
Xiaomi Corp. - ADR (b)	95,532	2,544,973
		16,939,951

Telecommunication Services - 2.5%
America Movil SAB de CV - ADR (a)	82,351	1,900,661
Cellnex Telecom SA - ADR	5,467	81,677
Chunghwa Telecom Co. Ltd. - ADR	11,564	483,491
Deutsche Telekom AG - ADR	194,624	6,263,000
KDDI Corp. - ADR	102,261	1,757,867
Koninklijke KPN NV - ADR	4,312	19,490
KT Corp. - ADR	99,393	1,824,855
NTT, Inc. - ADR	89,632	2,229,148
Singapore Telecommunications Ltd. - ADR	8,254	302,922
SK Telecom Co. Ltd. - ADR (a)	43,674	881,778
SoftBank Corp. - ADR	3,072	43,960
SoftBank Group Corp. - ADR	52,434	2,821,474
Telefonica Brasil SA - ADR (a)	42,615	563,370
Telefonica SA - ADR (a)	285,220	1,223,594
Telia Co. AB - ADR	3,409	27,340
Telstra Group Ltd. - ADR	2,927	47,330
TIM SA/Brazil - ADR	49,508	1,162,448
Turkcell Iletisim Hizmetleri AS - ADR	32,082	179,338
VEON Ltd. - ADR (b)	9,923	529,789
Vodafone Group PLC - ADR	102,519	1,278,412
		23,621,944

Transportation - 1.9%
Aena SME SA - ADR (a)	90,678	1,231,407
AP Moller - Maersk AS - ADR (a)	91,448	910,822
Canadian Pacific Kansas City Ltd.	27,594	2,002,497
Central Japan Railway Co. - ADR	4,406	60,186
Deutsche Post AG - ADR (a)	52,275	2,724,050
DiDi Global, Inc. - ADR (b)	167,170	894,360
DSV AS - ADR	8,625	984,889
East Japan Railway Co. - ADR	3,806	49,097
Full Truck Alliance Co. Ltd. - ADR	90,468	1,026,812
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	10,861	1,168,209
Grupo Aeroportuario del Pacifico SAB de CV - ADR (a)	3,246	770,893
Grupo Aeroportuario del Sureste SAB de CV - ADR	4,273	1,290,232
International Consolidated Airlines Group SA - ADR	6,969	73,648
Kuehne + Nagel International AG - ADR (a)	10,503	421,170
Latam Airlines Group SA - ADR	22,256	1,073,407
Nippon Yusen KK - ADR	51,966	327,594
Ryanair Holdings PLC - ADR	27,081	1,845,841
ZTO Express Cayman, Inc. - ADR	67,361	1,391,005
		18,246,119

Utilities - 2.4%
Axia Energia - ADR	64,911	762,704
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	103,716	2,734,991
Cia Energetica de Minas Gerais - ADR	533,739	1,131,527
Cia Energetica de Minas Gerais - ADR	32,635	85,667
Cia Paranaense de Energia - Copel - ADR	16,749	178,712
E.ON SE - ADR	55,166	979,748
Ecogas Inversiones SA (b)(c)	2,884	0
Empresa Distribuidora Y Comercializadora Norte - ADR (b)	849	29,503
Enel Chile SA - ADR (a)	153,804	592,145
Enel SpA - ADR	536,685	5,538,589
Iberdrola SA - ADR	51,085	4,323,834
National Grid PLC - ADR (a)	68,975	5,249,687
Pampa Energia SA - ADR (b)	1,470	133,285
RWE AG - ADR	10,016	511,117
SSE PLC - ADR	5,835	172,658
Veolia Environnement SA - ADR	4,658	79,018
		22,503,185
TOTAL COMMON STOCKS (Cost $790,916,258)		939,049,310

EXCHANGE TRADED FUNDS - 0.0%(d)	Shares	Value
Vanguard FTSE Developed Markets ETF	6,224	383,212
TOTAL EXCHANGE TRADED FUNDS (Cost $385,686)		383,212

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 21.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 4.09% (e)	202,716,191	202,716,191
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $202,716,191)		202,716,191

MONEY MARKET FUNDS - 0.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.92% (e)	6,593,495	6,593,495
TOTAL MONEY MARKET FUNDS (Cost $6,593,495)		6,593,495

TOTAL INVESTMENTS - 121.1% (Cost $1,000,611,630)		1,148,742,208
Liabilities in Excess of Other Assets - (21.1)%		(200,183,053)
TOTAL NET ASSETS - 100.0%		$948,559,155

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AB - Aktiebolag
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
KGaA - Kommanditgesellschaft auf Aktien
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PCL - Public Company Limited
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SE - Societas Europeae
SpA - Societa per Azioni

(a)	All or a portion of this security is on loan as of November 30, 2025. The fair value of these securities was $198,103,256.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,813 or 0.0% of net assets as of November 30, 2025.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

ActivePassive International Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3^	Total
Investments:
Common Stocks	$936,993,536	$2,052,961	$2,813	$939,049,310
Exchange Traded Funds	383,212	–	–	383,212
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	202,716,191
Money Market Funds	6,593,495	–	–	6,593,495
Total Investments	$943,970,243	$2,052,961	$2,813	$1,148,742,208

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There was a immaterial transfer into Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $202,716,191 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

^	The fund measures Level 3 activity as of the end of each financial reporting period.